N-6	Aug. 22, 2023
Prospectus:
Document Type	N-6
Entity Registrant Name	CORPORATE SPONSORED VUL SEPARATE ACCOUNT I
Entity Central Index Key	0001018042
Entity Investment Company Type	N-6
Document Period End Date	Aug. 22, 2023
Amendment Flag	false
CorpExec VUL Plus [Member]
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]
Reorganization of the Weatherbie Portfolio with and into the Small Cap Portfolio
Please be advised that the Board of Trustees of the Alger Portfolios approved the Reorganization that is anticipated to be effective on the Reorganization Date. As a result of the Reorganization, on the Reorganization Date, policyholders that have allocated cash value to Class I‑2 shares of the Weatherbie Portfolio will receive Class I‑2 shares of the Small Cap Portfolio. After the Reorganization Date, policyholders will no longer be able to allocate to, or hold any cash value in, the Weatherbie Portfolio. As a result, policyholders who were shareholders of the Weatherbie Portfolio will become shareholders of the Small Cap Portfolio as of the Reorganization Date. All references in the Prospectuses to the Weatherbie Portfolio will be changed to the Small Cap Portfolio as of the Reorganization Date.
In addition, please note the following:

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All policyowners affected by the Reorganization will receive a written confirmation of the transaction. The redemption and subsequent repurchase transactions required to effectuate the Reorganization will not count toward either the twelve (12) transfer limit or Our limitations regarding potentially harmful transfers as described in the Prospectuses.

-	You will not incur any fees or charges or any tax liability because of the Reorganization, and your Cash Value immediately prior to the Reorganization Date will be equal to your
Cash Value immediately after the Reorganization Date. There will also be no change to your policy’s death benefit as a result of the Reorganization.

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We will also continue to process automatic transactions after the Reorganization Date, except that allocations previously processed to or from the Weatherbie Portfolio will be processed to or from the Small Cap Portfolio.

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Once the Reorganization occurs, the fund listing for the Weatherbie Portfolio in “Appendix: Eligible Portfolios Available Under the Policy” of the Prospectuses for CEVUL II‑V, CEVUL VI, and CEVUL Plus, will be changed to:

C000214972 [Member] | Alger Small Cap Growth Portfolio Class I 2 Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Alger Small Cap Growth Portfolio–Class I‑2Shares
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(38.01%)
Average Annual Total Returns, 5 Years [Percent]	5.01%
Average Annual Total Returns, 10 Years [Percent]	8.58%